Other Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 26,992	$ 30,066
Accrued mask, mold fees and other expenses for RD [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	8,911	8,981
Payable for purchases of equipment [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	2,359	2,897
Accrued software maintenance [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	1,930	1,439
Accrued payroll and related expenses [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	6,455	5,799
Accrued professional service fee [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	970	1,388
Warrant obligation [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	0	1,255
Accrued warranty costs [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	103	121
Accrued insurance, welfare expenses, etc. [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 6,264	$ 8,186